Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000202310
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BPRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$110	1.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 1.86%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$10,288	$10,210	$10,315
Feb 15	$10,195	$10,114	$10,191
Mar 15	$10,149	$10,161	$10,142
Apr 15	$10,214	$10,124	$10,217
May 15	$10,139	$10,100	$10,133
Jun 15	$10,037	$9,990	$10,034
Jul 15	$10,037	$10,059	$10,055
Aug 15	$9,932	$10,045	$9,978
Sep 15	$9,850	$10,113	$9,920
Oct 15	$9,896	$10,114	$9,945
Nov 15	$9,878	$10,088	$9,935
Dec 15	$9,790	$10,055	$9,856
Jan 16	$9,885	$10,193	$10,003
Feb 16	$9,980	$10,266	$10,114
Mar 16	$10,151	$10,360	$10,296
Apr 16	$10,198	$10,400	$10,331
May 16	$10,122	$10,402	$10,258
Jun 16	$10,330	$10,589	$10,471
Jul 16	$10,421	$10,656	$10,562
Aug 16	$10,380	$10,644	$10,515
Sep 16	$10,438	$10,638	$10,572
Oct 16	$10,409	$10,556	$10,530
Nov 16	$10,222	$10,307	$10,328
Dec 16	$10,193	$10,321	$10,318
Jan 17	$10,289	$10,341	$10,405
Feb 17	$10,337	$10,411	$10,454
Mar 17	$10,338	$10,405	$10,448
Apr 17	$10,392	$10,486	$10,510
May 17	$10,393	$10,567	$10,505
Jun 17	$10,288	$10,556	$10,406
Jul 17	$10,329	$10,601	$10,452
Aug 17	$10,407	$10,696	$10,563
Sep 17	$10,358	$10,645	$10,496
Oct 17	$10,383	$10,652	$10,518
Nov 17	$10,407	$10,638	$10,532
Dec 17	$10,508	$10,687	$10,628
Jan 18	$10,439	$10,564	$10,537
Feb 18	$10,341	$10,464	$10,435
Mar 18	$10,450	$10,531	$10,544
Apr 18	$10,439	$10,452	$10,538
May 18	$10,476	$10,527	$10,583
Jun 18	$10,499	$10,514	$10,625
Jul 18	$10,457	$10,516	$10,574
Aug 18	$10,516	$10,584	$10,651
Sep 18	$10,389	$10,516	$10,538
Oct 18	$10,227	$10,433	$10,387
Nov 18	$10,262	$10,495	$10,437
Dec 18	$10,311	$10,688	$10,494
Jan 19	$10,473	$10,801	$10,635
Feb 19	$10,463	$10,795	$10,634
Mar 19	$10,644	$11,003	$10,829
Apr 19	$10,683	$11,005	$10,865
May 19	$10,831	$11,201	$11,045
Jun 19	$10,914	$11,341	$11,139
Jul 19	$10,961	$11,366	$11,179
Aug 19	$11,204	$11,661	$11,445
Sep 19	$11,028	$11,599	$11,289
Oct 19	$11,070	$11,634	$11,318
Nov 19	$11,090	$11,628	$11,335
Dec 19	$11,163	$11,620	$11,378
Jan 20	$11,359	$11,843	$11,617
Feb 20	$11,482	$12,056	$11,778
Mar 20	$11,239	$11,985	$11,571
Apr 20	$11,638	$12,198	$11,893
May 20	$11,697	$12,255	$11,929
Jun 20	$11,842	$12,332	$12,062
Jul 20	$12,153	$12,517	$12,339
Aug 20	$12,288	$12,416	$12,474
Sep 20	$12,259	$12,409	$12,428
Oct 20	$12,192	$12,353	$12,347
Nov 20	$12,323	$12,475	$12,486
Dec 20	$12,475	$12,492	$12,629
Jan 21	$12,548	$12,402	$12,671
Feb 21	$12,349	$12,223	$12,467
Mar 21	$12,350	$12,071	$12,443
Apr 21	$12,531	$12,166	$12,617
May 21	$12,659	$12,206	$12,770
Jun 21	$12,727	$12,291	$12,847
Jul 21	$13,039	$12,429	$13,190
Aug 21	$13,030	$12,405	$13,167
Sep 21	$12,934	$12,298	$13,073
Oct 21	$13,057	$12,294	$13,221
Nov 21	$13,153	$12,331	$13,339
Dec 21	$13,191	$12,299	$13,381
Jan 22	$12,909	$12,034	$13,111
Feb 22	$13,026	$11,900	$13,223
Mar 22	$12,845	$11,569	$12,977
Apr 22	$12,564	$11,130	$12,712
May 22	$12,465	$11,202	$12,585
Jun 22	$12,041	$11,026	$12,187
Jul 22	$12,599	$11,296	$12,718
Aug 22	$12,261	$10,977	$12,380
Sep 22	$11,426	$10,502	$11,560
Oct 22	$11,557	$10,366	$11,704
Nov 22	$11,808	$10,748	$11,918
Dec 22	$11,676	$10,699	$11,796
Jan 23	$11,942	$11,028	$12,012
Feb 23	$11,799	$10,743	$11,848
Mar 23	$12,134	$11,016	$12,190
Apr 23	$12,132	$11,083	$12,203
May 23	$11,989	$10,962	$12,057
Jun 23	$11,945	$10,923	$12,017
Jul 23	$11,955	$10,915	$12,032
Aug 23	$11,839	$10,846	$11,924
Sep 23	$11,606	$10,570	$11,704
Oct 23	$11,504	$10,403	$11,620
Nov 23	$11,824	$10,874	$11,934
Dec 23	$12,112	$11,291	$12,256
Jan 24	$12,174	$11,260	$12,277
Feb 24	$12,050	$11,101	$12,146
Mar 24	$12,135	$11,203	$12,246
Apr 24	$11,955	$10,920	$12,039
May 24	$12,152	$11,105	$12,246
Jun 24	$12,240	$11,210	$12,342
Jul 24	$12,461	$11,472	$12,562
Aug 24	$12,564	$11,637	$12,661
Sep 24	$12,728	$11,793	$12,851
Oct 24	$12,508	$11,500	$12,620
Nov 24	$12,567	$11,622	$12,681
Dec 24	$12,338	$11,432	$12,481

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	1.86%	2.02%	2.12%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,805,862,083
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 4,384,220
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202308
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$135	1.34%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 1.61%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$9,881	$10,210	$10,315
Feb 15	$9,781	$10,114	$10,191
Mar 15	$9,736	$10,161	$10,142
Apr 15	$9,800	$10,124	$10,217
May 15	$9,718	$10,100	$10,133
Jun 15	$9,618	$9,990	$10,034
Jul 15	$9,618	$10,059	$10,055
Aug 15	$9,514	$10,045	$9,978
Sep 15	$9,434	$10,113	$9,920
Oct 15	$9,470	$10,114	$9,945
Nov 15	$9,461	$10,088	$9,935
Dec 15	$9,366	$10,055	$9,856
Jan 16	$9,459	$10,193	$10,003
Feb 16	$9,542	$10,266	$10,114
Mar 16	$9,700	$10,360	$10,296
Apr 16	$9,746	$10,400	$10,331
May 16	$9,672	$10,402	$10,258
Jun 16	$9,863	$10,589	$10,471
Jul 16	$9,949	$10,656	$10,562
Aug 16	$9,914	$10,644	$10,515
Sep 16	$9,961	$10,638	$10,572
Oct 16	$9,933	$10,556	$10,530
Nov 16	$9,759	$10,307	$10,328
Dec 16	$9,731	$10,321	$10,318
Jan 17	$9,815	$10,341	$10,405
Feb 17	$9,852	$10,411	$10,454
Mar 17	$9,850	$10,405	$10,448
Apr 17	$9,901	$10,486	$10,510
May 17	$9,899	$10,567	$10,505
Jun 17	$9,803	$10,556	$10,406
Jul 17	$9,841	$10,601	$10,452
Aug 17	$9,915	$10,696	$10,563
Sep 17	$9,867	$10,645	$10,496
Oct 17	$9,889	$10,652	$10,518
Nov 17	$9,900	$10,638	$10,532
Dec 17	$9,998	$10,687	$10,628
Jan 18	$9,931	$10,564	$10,537
Feb 18	$9,835	$10,464	$10,435
Mar 18	$9,939	$10,531	$10,544
Apr 18	$9,926	$10,452	$10,538
May 18	$9,958	$10,527	$10,583
Jun 18	$9,979	$10,514	$10,625
Jul 18	$9,944	$10,516	$10,574
Aug 18	$9,989	$10,584	$10,651
Sep 18	$9,873	$10,516	$10,538
Oct 18	$9,714	$10,433	$10,387
Nov 18	$9,745	$10,495	$10,437
Dec 18	$9,790	$10,688	$10,494
Jan 19	$9,938	$10,801	$10,635
Feb 19	$9,928	$10,795	$10,634
Mar 19	$10,102	$11,003	$10,829
Apr 19	$10,126	$11,005	$10,865
May 19	$10,266	$11,201	$11,045
Jun 19	$10,354	$11,341	$11,139
Jul 19	$10,396	$11,366	$11,179
Aug 19	$10,620	$11,661	$11,445
Sep 19	$10,447	$11,599	$11,289
Oct 19	$10,487	$11,634	$11,318
Nov 19	$10,507	$11,628	$11,335
Dec 19	$10,567	$11,620	$11,378
Jan 20	$10,757	$11,843	$11,617
Feb 20	$10,868	$12,056	$11,778
Mar 20	$10,641	$11,985	$11,571
Apr 20	$11,005	$12,198	$11,893
May 20	$11,062	$12,255	$11,929
Jun 20	$11,203	$12,332	$12,062
Jul 20	$11,485	$12,517	$12,339
Aug 20	$11,616	$12,416	$12,474
Sep 20	$11,585	$12,409	$12,428
Oct 20	$11,516	$12,353	$12,347
Nov 20	$11,640	$12,475	$12,486
Dec 20	$11,785	$12,492	$12,629
Jan 21	$11,846	$12,402	$12,671
Feb 21	$11,653	$12,223	$12,467
Mar 21	$11,660	$12,071	$12,443
Apr 21	$11,822	$12,166	$12,617
May 21	$11,941	$12,206	$12,770
Jun 21	$12,013	$12,291	$12,847
Jul 21	$12,301	$12,429	$13,190
Aug 21	$12,286	$12,405	$13,167
Sep 21	$12,200	$12,298	$13,073
Oct 21	$12,305	$12,294	$13,221
Nov 21	$12,396	$12,331	$13,339
Dec 21	$12,428	$12,299	$13,381
Jan 22	$12,161	$12,034	$13,111
Feb 22	$12,272	$11,900	$13,223
Mar 22	$12,091	$11,569	$12,977
Apr 22	$11,836	$11,130	$12,712
May 22	$11,734	$11,202	$12,585
Jun 22	$11,331	$11,026	$12,187
Jul 22	$11,842	$11,296	$12,718
Aug 22	$11,530	$10,977	$12,380
Sep 22	$10,746	$10,502	$11,560
Oct 22	$10,862	$10,366	$11,704
Nov 22	$11,104	$10,748	$11,918
Dec 22	$10,973	$10,699	$11,796
Jan 23	$11,219	$11,028	$12,012
Feb 23	$11,080	$10,743	$11,848
Mar 23	$11,390	$11,016	$12,190
Apr 23	$11,396	$11,083	$12,203
May 23	$11,254	$10,962	$12,057
Jun 23	$11,208	$10,923	$12,017
Jul 23	$11,226	$10,915	$12,032
Aug 23	$11,110	$10,846	$11,924
Sep 23	$10,883	$10,570	$11,704
Oct 23	$10,792	$10,403	$11,620
Nov 23	$11,098	$10,874	$11,934
Dec 23	$11,351	$11,291	$12,256
Jan 24	$11,411	$11,260	$12,277
Feb 24	$11,291	$11,101	$12,146
Mar 24	$11,371	$11,203	$12,246
Apr 24	$11,204	$10,920	$12,039
May 24	$11,378	$11,105	$12,246
Jun 24	$11,458	$11,210	$12,342
Jul 24	$11,668	$11,472	$12,562
Aug 24	$11,752	$11,637	$12,661
Sep 24	$11,920	$11,793	$12,851
Oct 24	$11,692	$11,500	$12,620
Nov 24	$11,757	$11,622	$12,681
Dec 24	$11,534	$11,432	$12,481

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	1.61%	1.77%	1.85%
Investor A Shares (with sales charge)...
	(2.46)	0.94	1.44
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,805,862,083
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 4,384,220
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202309
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BPRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$210	2.09%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor C Shares returned 0.92%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$10,288	$10,210	$10,315
Feb 15	$10,183	$10,114	$10,191
Mar 15	$10,135	$10,161	$10,142
Apr 15	$10,192	$10,124	$10,217
May 15	$10,106	$10,100	$10,133
Jun 15	$9,990	$9,990	$10,034
Jul 15	$9,990	$10,059	$10,055
Aug 15	$9,868	$10,045	$9,978
Sep 15	$9,782	$10,113	$9,920
Oct 15	$9,821	$10,114	$9,945
Nov 15	$9,792	$10,088	$9,935
Dec 15	$9,692	$10,055	$9,856
Jan 16	$9,790	$10,193	$10,003
Feb 16	$9,868	$10,266	$10,114
Mar 16	$10,025	$10,360	$10,296
Apr 16	$10,065	$10,400	$10,331
May 16	$9,986	$10,402	$10,258
Jun 16	$10,175	$10,589	$10,471
Jul 16	$10,259	$10,656	$10,562
Aug 16	$10,215	$10,644	$10,515
Sep 16	$10,255	$10,638	$10,572
Oct 16	$10,215	$10,556	$10,530
Nov 16	$10,037	$10,307	$10,328
Dec 16	$9,997	$10,321	$10,318
Jan 17	$10,076	$10,341	$10,405
Feb 17	$10,116	$10,411	$10,454
Mar 17	$10,107	$10,405	$10,448
Apr 17	$10,153	$10,486	$10,510
May 17	$10,145	$10,567	$10,505
Jun 17	$10,036	$10,556	$10,406
Jul 17	$10,069	$10,601	$10,452
Aug 17	$10,141	$10,696	$10,563
Sep 17	$10,081	$10,645	$10,496
Oct 17	$10,098	$10,652	$10,518
Nov 17	$10,112	$10,638	$10,532
Dec 17	$10,194	$10,687	$10,628
Jan 18	$10,123	$10,564	$10,537
Feb 18	$10,023	$10,464	$10,435
Mar 18	$10,118	$10,531	$10,544
Apr 18	$10,096	$10,452	$10,538
May 18	$10,123	$10,527	$10,583
Jun 18	$10,147	$10,514	$10,625
Jul 18	$10,092	$10,516	$10,574
Aug 18	$10,132	$10,584	$10,651
Sep 18	$10,010	$10,516	$10,538
Oct 18	$9,847	$10,433	$10,387
Nov 18	$9,873	$10,495	$10,437
Dec 18	$9,914	$10,688	$10,494
Jan 19	$10,058	$10,801	$10,635
Feb 19	$10,047	$10,795	$10,634
Mar 19	$10,202	$11,003	$10,829
Apr 19	$10,230	$11,005	$10,865
May 19	$10,368	$11,201	$11,045
Jun 19	$10,440	$11,341	$11,139
Jul 19	$10,477	$11,366	$11,179
Aug 19	$10,696	$11,661	$11,445
Sep 19	$10,520	$11,599	$11,289
Oct 19	$10,551	$11,634	$11,318
Nov 19	$10,561	$11,628	$11,335
Dec 19	$10,624	$11,620	$11,378
Jan 20	$10,802	$11,843	$11,617
Feb 20	$10,917	$12,056	$11,778
Mar 20	$10,669	$11,985	$11,571
Apr 20	$11,040	$12,198	$11,893
May 20	$11,079	$12,255	$11,929
Jun 20	$11,215	$12,332	$12,062
Jul 20	$11,498	$12,517	$12,339
Aug 20	$11,614	$12,416	$12,474
Sep 20	$11,574	$12,409	$12,428
Oct 20	$11,494	$12,353	$12,347
Nov 20	$11,616	$12,475	$12,486
Dec 20	$11,744	$12,492	$12,629
Jan 21	$11,807	$12,402	$12,671
Feb 21	$11,607	$12,223	$12,467
Mar 21	$11,605	$12,071	$12,443
Apr 21	$11,764	$12,166	$12,617
May 21	$11,877	$12,206	$12,770
Jun 21	$11,930	$12,291	$12,847
Jul 21	$12,217	$12,429	$13,190
Aug 21	$12,191	$12,405	$13,167
Sep 21	$12,092	$12,298	$13,073
Oct 21	$12,193	$12,294	$13,221
Nov 21	$12,278	$12,331	$13,339
Dec 21	$12,311	$12,299	$13,381
Jan 22	$12,025	$12,034	$13,111
Feb 22	$12,131	$11,900	$13,223
Mar 22	$11,956	$11,569	$12,977
Apr 22	$11,681	$11,130	$12,712
May 22	$11,584	$11,202	$12,585
Jun 22	$11,170	$11,026	$12,187
Jul 22	$11,673	$11,296	$12,718
Aug 22	$11,349	$10,977	$12,380
Sep 22	$10,577	$10,502	$11,560
Oct 22	$10,684	$10,366	$11,704
Nov 22	$10,910	$10,748	$11,918
Dec 22	$10,778	$10,699	$11,796
Jan 23	$11,019	$11,028	$12,012
Feb 23	$10,883	$10,743	$11,848
Mar 23	$11,188	$11,016	$12,190
Apr 23	$11,194	$11,083	$12,203
May 23	$11,054	$10,962	$12,057
Jun 23	$11,009	$10,923	$12,017
Jul 23	$11,026	$10,915	$12,032
Aug 23	$10,913	$10,846	$11,924
Sep 23	$10,689	$10,570	$11,704
Oct 23	$10,600	$10,403	$11,620
Nov 23	$10,901	$10,874	$11,934
Dec 23	$11,149	$11,291	$12,256
Jan 24	$11,208	$11,260	$12,277
Feb 24	$11,091	$11,101	$12,146
Mar 24	$11,169	$11,203	$12,246
Apr 24	$11,005	$10,920	$12,039
May 24	$11,175	$11,105	$12,246
Jun 24	$11,254	$11,210	$12,342
Jul 24	$11,461	$11,472	$12,562
Aug 24	$11,543	$11,637	$12,661
Sep 24	$11,708	$11,793	$12,851
Oct 24	$11,484	$11,500	$12,620
Nov 24	$11,549	$11,622	$12,681
Dec 24	$11,329	$11,432	$12,481

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	0.92%	1.00%	1.26%
Investor C Shares (with sales charge)...
	(0.06)	1.00	1.26
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,805,862,083
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 4,384,220
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202311
Shareholder Report [Line Items]
Fund Name	BlackRock Inflation Protected Bond Portfolio
Class Name	Class K Shares
Trading Symbol	BPLBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Inflation Protected Bond Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class K Shares returned 1.98%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 1.25% and the Bloomberg U.S. Treasury Inflation Protected Securities Index returned 1.84%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by holdings of rental-linked commercial mortgage-backed securities and agency residential mortgage-backed securities, along with the Fund’s macro credit strategy and positioning with respect to U.S. interest rates.

What detracted from performance?

Leading detractors included the Fund’s positioning with respect to European and U.K. interest rates, holdings of emerging market debt, and relative value strategies.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Inflation Protected Securities Index
Jan 15	$10,303	$10,210	$10,315
Feb 15	$10,208	$10,114	$10,191
Mar 15	$10,161	$10,161	$10,142
Apr 15	$10,227	$10,124	$10,217
May 15	$10,152	$10,100	$10,133
Jun 15	$10,047	$9,990	$10,034
Jul 15	$10,057	$10,059	$10,055
Aug 15	$9,950	$10,045	$9,978
Sep 15	$9,866	$10,113	$9,920
Oct 15	$9,913	$10,114	$9,945
Nov 15	$9,904	$10,088	$9,935
Dec 15	$9,805	$10,055	$9,856
Jan 16	$9,911	$10,193	$10,003
Feb 16	$9,999	$10,266	$10,114
Mar 16	$10,173	$10,360	$10,296
Apr 16	$10,221	$10,400	$10,331
May 16	$10,153	$10,402	$10,258
Jun 16	$10,355	$10,589	$10,471
Jul 16	$10,449	$10,656	$10,562
Aug 16	$10,406	$10,644	$10,515
Sep 16	$10,466	$10,638	$10,572
Oct 16	$10,436	$10,556	$10,530
Nov 16	$10,255	$10,307	$10,328
Dec 16	$10,226	$10,321	$10,318
Jan 17	$10,324	$10,341	$10,405
Feb 17	$10,363	$10,411	$10,454
Mar 17	$10,373	$10,405	$10,448
Apr 17	$10,428	$10,486	$10,510
May 17	$10,430	$10,567	$10,505
Jun 17	$10,322	$10,556	$10,406
Jul 17	$10,364	$10,601	$10,452
Aug 17	$10,444	$10,696	$10,563
Sep 17	$10,395	$10,645	$10,496
Oct 17	$10,420	$10,652	$10,518
Nov 17	$10,444	$10,638	$10,532
Dec 17	$10,547	$10,687	$10,628
Jan 18	$10,477	$10,564	$10,537
Feb 18	$10,387	$10,464	$10,435
Mar 18	$10,487	$10,531	$10,544
Apr 18	$10,476	$10,452	$10,538
May 18	$10,513	$10,527	$10,583
Jun 18	$10,547	$10,514	$10,625
Jul 18	$10,503	$10,516	$10,574
Aug 18	$10,553	$10,584	$10,651
Sep 18	$10,435	$10,516	$10,538
Oct 18	$10,270	$10,433	$10,387
Nov 18	$10,305	$10,495	$10,437
Dec 18	$10,356	$10,688	$10,494
Jan 19	$10,510	$10,801	$10,635
Feb 19	$10,510	$10,795	$10,634
Mar 19	$10,685	$11,003	$10,829
Apr 19	$10,724	$11,005	$10,865
May 19	$10,875	$11,201	$11,045
Jun 19	$10,970	$11,341	$11,139
Jul 19	$11,017	$11,366	$11,179
Aug 19	$11,255	$11,661	$11,445
Sep 19	$11,076	$11,599	$11,289
Oct 19	$11,119	$11,634	$11,318
Nov 19	$11,140	$11,628	$11,335
Dec 19	$11,213	$11,620	$11,378
Jan 20	$11,413	$11,843	$11,617
Feb 20	$11,540	$12,056	$11,778
Mar 20	$11,291	$11,985	$11,571
Apr 20	$11,698	$12,198	$11,893
May 20	$11,748	$12,255	$11,929
Jun 20	$11,896	$12,332	$12,062
Jul 20	$12,213	$12,517	$12,339
Aug 20	$12,351	$12,416	$12,474
Sep 20	$12,321	$12,409	$12,428
Oct 20	$12,252	$12,353	$12,347
Nov 20	$12,386	$12,475	$12,486
Dec 20	$12,542	$12,492	$12,629
Jan 21	$12,606	$12,402	$12,671
Feb 21	$12,413	$12,223	$12,467
Mar 21	$12,414	$12,071	$12,443
Apr 21	$12,588	$12,166	$12,617
May 21	$12,729	$12,206	$12,770
Jun 21	$12,797	$12,291	$12,847
Jul 21	$13,116	$12,429	$13,190
Aug 21	$13,105	$12,405	$13,167
Sep 21	$13,007	$12,298	$13,073
Oct 21	$13,132	$12,294	$13,221
Nov 21	$13,231	$12,331	$13,339
Dec 21	$13,269	$12,299	$13,381
Jan 22	$12,980	$12,034	$13,111
Feb 22	$13,101	$11,900	$13,223
Mar 22	$12,914	$11,569	$12,977
Apr 22	$12,637	$11,130	$12,712
May 22	$12,546	$11,202	$12,585
Jun 22	$12,113	$11,026	$12,187
Jul 22	$12,669	$11,296	$12,718
Aug 22	$12,333	$10,977	$12,380
Sep 22	$11,505	$10,502	$11,560
Oct 22	$11,626	$10,366	$11,704
Nov 22	$11,883	$10,748	$11,918
Dec 22	$11,748	$10,699	$11,796
Jan 23	$12,020	$11,028	$12,012
Feb 23	$11,873	$10,743	$11,848
Mar 23	$12,203	$11,016	$12,190
Apr 23	$12,213	$11,083	$12,203
May 23	$12,066	$10,962	$12,057
Jun 23	$12,021	$10,923	$12,017
Jul 23	$12,044	$10,915	$12,032
Aug 23	$11,912	$10,846	$11,924
Sep 23	$11,675	$10,570	$11,704
Oct 23	$11,582	$10,403	$11,620
Nov 23	$11,910	$10,874	$11,934
Dec 23	$12,191	$11,291	$12,256
Jan 24	$12,254	$11,260	$12,277
Feb 24	$12,128	$11,101	$12,146
Mar 24	$12,214	$11,203	$12,246
Apr 24	$12,042	$10,920	$12,039
May 24	$12,230	$11,105	$12,246
Jun 24	$12,319	$11,210	$12,342
Jul 24	$12,545	$11,472	$12,562
Aug 24	$12,650	$11,637	$12,661
Sep 24	$12,819	$11,793	$12,851
Oct 24	$12,594	$11,500	$12,620
Nov 24	$12,654	$11,622	$12,681
Dec 24	$12,433	$11,432	$12,481

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	1.98%	2.09%	2.20%
Bloomberg U.S. Aggregate Bond Index...
	1.25	(0.33)	1.35
Bloomberg U.S. Treasury Inflation Protected Securities Index...
	1.84	1.87	2.24

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,805,862,083
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 4,384,220
InvestmentCompanyPortfolioTurnover	227.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,805,862,083
Number of Portfolio Holdings...
237
Net Investment Advisory Fees...
$4,384,220
Portfolio Turnover Rate...
227%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
87.1%
U.S. Government Sponsored Agency Securities...
4.2
Asset-Backed Securities...
3.1
Non-Agency Mortgage-Backed Securities...
2.2
Foreign Government Obligations...
2.0
Foreign Agency Obligations...
0.8
Investment Companies...
0.4
Corporate Bonds...
0.2
Common Stocks...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
92.7%
AA/Aa...
0.7
A...
0.5
BBB/Baa...
0.6
BB/Ba...
0.4
B...
0.1
C...
0.0Footnote Reference(b)
N/R...
5.0
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202266
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Institutional Shares
Trading Symbol	BSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Institutional Shares returned 5.41%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Institutional Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$10,085	$10,190	$10,000
Feb 15	$10,140	$10,131	$10,000
Mar 15	$10,157	$10,173	$10,000
Apr 15	$10,148	$10,161	$10,001
May 15	$10,139	$10,143	$10,001
Jun 15	$10,078	$10,030	$10,001
Jul 15	$10,087	$10,088	$10,000
Aug 15	$10,045	$10,059	$10,002
Sep 15	$9,980	$10,098	$10,002
Oct 15	$10,039	$10,130	$10,001
Nov 15	$10,027	$10,093	$10,002
Dec 15	$9,970	$10,043	$10,005
Jan 16	$9,910	$10,154	$10,006
Feb 16	$9,857	$10,226	$10,008
Mar 16	$9,915	$10,351	$10,013
Apr 16	$9,998	$10,422	$10,015
May 16	$9,994	$10,430	$10,016
Jun 16	$10,050	$10,614	$10,020
Jul 16	$10,150	$10,701	$10,023
Aug 16	$10,179	$10,713	$10,025
Sep 16	$10,214	$10,715	$10,030
Oct 16	$10,232	$10,644	$10,032
Nov 16	$10,252	$10,405	$10,034
Dec 16	$10,330	$10,436	$10,038
Jan 17	$10,394	$10,472	$10,042
Feb 17	$10,471	$10,553	$10,047
Mar 17	$10,479	$10,550	$10,048
Apr 17	$10,499	$10,637	$10,055
May 17	$10,562	$10,719	$10,060
Jun 17	$10,584	$10,710	$10,069
Jul 17	$10,650	$10,764	$10,077
Aug 17	$10,693	$10,856	$10,087
Sep 17	$10,743	$10,818	$10,095
Oct 17	$10,778	$10,831	$10,104
Nov 17	$10,772	$10,815	$10,113
Dec 17	$10,834	$10,863	$10,124
Jan 18	$10,983	$10,758	$10,136
Feb 18	$10,924	$10,656	$10,146
Mar 18	$10,880	$10,710	$10,160
Apr 18	$10,844	$10,638	$10,173
May 18	$10,819	$10,696	$10,189
Jun 18	$10,792	$10,681	$10,206
Jul 18	$10,821	$10,703	$10,222
Aug 18	$10,828	$10,756	$10,240
Sep 18	$10,832	$10,710	$10,256
Oct 18	$10,794	$10,620	$10,274
Nov 18	$10,766	$10,668	$10,295
Dec 18	$10,784	$10,835	$10,314
Jan 19	$10,924	$10,984	$10,334
Feb 19	$10,952	$10,996	$10,352
Mar 19	$11,040	$11,195	$10,376
Apr 19	$11,130	$11,210	$10,395
May 19	$11,142	$11,382	$10,419
Jun 19	$11,326	$11,543	$10,442
Jul 19	$11,371	$11,578	$10,461
Aug 19	$11,415	$11,840	$10,482
Sep 19	$11,424	$11,788	$10,501
Oct 19	$11,479	$11,826	$10,521
Nov 19	$11,475	$11,824	$10,534
Dec 19	$11,606	$11,842	$10,549
Jan 20	$11,691	$12,054	$10,563
Feb 20	$11,705	$12,235	$10,579
Mar 20	$10,938	$11,996	$10,610
Apr 20	$11,209	$12,236	$10,610
May 20	$11,466	$12,350	$10,611
Jun 20	$11,627	$12,453	$10,612
Jul 20	$11,853	$12,672	$10,614
Aug 20	$11,955	$12,599	$10,615
Sep 20	$11,951	$12,576	$10,616
Oct 20	$11,958	$12,531	$10,617
Nov 20	$12,286	$12,695	$10,618
Dec 20	$12,443	$12,739	$10,619
Jan 21	$12,444	$12,659	$10,620
Feb 21	$12,503	$12,495	$10,621
Mar 21	$12,480	$12,350	$10,622
Apr 21	$12,537	$12,454	$10,622
May 21	$12,574	$12,501	$10,622
Jun 21	$12,599	$12,592	$10,622
Jul 21	$12,601	$12,719	$10,622
Aug 21	$12,639	$12,710	$10,623
Sep 21	$12,590	$12,602	$10,623
Oct 21	$12,575	$12,591	$10,623
Nov 21	$12,519	$12,607	$10,624
Dec 21	$12,562	$12,598	$10,625
Jan 22	$12,433	$12,322	$10,624
Feb 22	$12,303	$12,154	$10,625
Mar 22	$12,203	$11,828	$10,629
Apr 22	$12,142	$11,387	$10,630
May 22	$12,111	$11,449	$10,637
Jun 22	$11,877	$11,221	$10,640
Jul 22	$12,062	$11,503	$10,645
Aug 22	$11,963	$11,204	$10,662
Sep 22	$11,663	$10,721	$10,689
Oct 22	$11,645	$10,603	$10,706
Nov 22	$11,839	$10,999	$10,740
Dec 22	$11,853	$10,961	$10,779
Jan 23	$12,115	$11,301	$10,813
Feb 23	$11,972	$11,024	$10,848
Mar 23	$12,046	$11,282	$10,895
Apr 23	$12,092	$11,351	$10,929
May 23	$12,060	$11,233	$10,972
Jun 23	$12,094	$11,216	$11,022
Jul 23	$12,207	$11,227	$11,066
Aug 23	$12,164	$11,160	$11,116
Sep 23	$12,050	$10,893	$11,167
Oct 23	$12,017	$10,730	$11,217
Nov 23	$12,346	$11,213	$11,267
Dec 23	$12,714	$11,638	$11,320
Jan 24	$12,747	$11,610	$11,368
Feb 24	$12,697	$11,471	$11,415
Mar 24	$12,827	$11,584	$11,466
Apr 24	$12,647	$11,313	$11,515
May 24	$12,811	$11,500	$11,570
Jun 24	$12,919	$11,606	$11,618
Jul 24	$13,163	$11,869	$11,670
Aug 24	$13,303	$12,044	$11,725
Sep 24	$13,481	$12,209	$11,776
Oct 24	$13,282	$11,932	$11,821
Nov 24	$13,446	$12,057	$11,866
Dec 24	$13,402	$11,875	$11,914

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Institutional Shares ...
	5.41%	2.92%	2.97%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 40,025,068,713
Holdings Count | Holding	7,750
Advisory Fees Paid, Amount	$ 170,029,258
InvestmentCompanyPortfolioTurnover	1117.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202264
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Investor A Shares
Trading Symbol	BASIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor A Shares returned 5.03%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor A Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$9,679	$10,190	$10,000
Feb 15	$9,730	$10,131	$10,000
Mar 15	$9,743	$10,173	$10,000
Apr 15	$9,732	$10,161	$10,001
May 15	$9,722	$10,143	$10,001
Jun 15	$9,660	$10,030	$10,001
Jul 15	$9,666	$10,088	$10,000
Aug 15	$9,624	$10,059	$10,002
Sep 15	$9,559	$10,098	$10,002
Oct 15	$9,613	$10,130	$10,001
Nov 15	$9,600	$10,093	$10,002
Dec 15	$9,543	$10,043	$10,005
Jan 16	$9,483	$10,154	$10,006
Feb 16	$9,430	$10,226	$10,008
Mar 16	$9,484	$10,351	$10,013
Apr 16	$9,551	$10,422	$10,015
May 16	$9,554	$10,430	$10,016
Jun 16	$9,605	$10,614	$10,020
Jul 16	$9,698	$10,701	$10,023
Aug 16	$9,724	$10,713	$10,025
Sep 16	$9,755	$10,715	$10,030
Oct 16	$9,769	$10,644	$10,032
Nov 16	$9,785	$10,405	$10,034
Dec 16	$9,857	$10,436	$10,038
Jan 17	$9,916	$10,472	$10,042
Feb 17	$9,988	$10,553	$10,047
Mar 17	$9,993	$10,550	$10,048
Apr 17	$10,010	$10,637	$10,055
May 17	$10,057	$10,719	$10,060
Jun 17	$10,086	$10,710	$10,069
Jul 17	$10,146	$10,764	$10,077
Aug 17	$10,174	$10,856	$10,087
Sep 17	$10,230	$10,818	$10,095
Oct 17	$10,261	$10,831	$10,104
Nov 17	$10,253	$10,815	$10,113
Dec 17	$10,310	$10,863	$10,124
Jan 18	$10,449	$10,758	$10,136
Feb 18	$10,380	$10,656	$10,146
Mar 18	$10,346	$10,710	$10,160
Apr 18	$10,310	$10,638	$10,173
May 18	$10,283	$10,696	$10,189
Jun 18	$10,256	$10,681	$10,206
Jul 18	$10,281	$10,703	$10,222
Aug 18	$10,284	$10,756	$10,240
Sep 18	$10,286	$10,710	$10,256
Oct 18	$10,247	$10,620	$10,274
Nov 18	$10,218	$10,668	$10,295
Dec 18	$10,222	$10,835	$10,314
Jan 19	$10,353	$10,984	$10,334
Feb 19	$10,376	$10,996	$10,352
Mar 19	$10,468	$11,195	$10,376
Apr 19	$10,540	$11,210	$10,395
May 19	$10,560	$11,382	$10,419
Jun 19	$10,731	$11,543	$10,442
Jul 19	$10,772	$11,578	$10,461
Aug 19	$10,811	$11,840	$10,482
Sep 19	$10,816	$11,788	$10,501
Oct 19	$10,866	$11,826	$10,521
Nov 19	$10,860	$11,824	$10,534
Dec 19	$10,981	$11,842	$10,549
Jan 20	$11,048	$12,054	$10,563
Feb 20	$11,070	$12,235	$10,579
Mar 20	$10,331	$11,996	$10,610
Apr 20	$10,595	$12,236	$10,610
May 20	$10,824	$12,350	$10,611
Jun 20	$10,985	$12,453	$10,612
Jul 20	$11,185	$12,672	$10,614
Aug 20	$11,290	$12,599	$10,615
Sep 20	$11,283	$12,576	$10,616
Oct 20	$11,276	$12,531	$10,617
Nov 20	$11,594	$12,695	$10,618
Dec 20	$11,739	$12,739	$10,619
Jan 21	$11,737	$12,659	$10,620
Feb 21	$11,791	$12,495	$10,621
Mar 21	$11,754	$12,350	$10,622
Apr 21	$11,805	$12,454	$10,622
May 21	$11,848	$12,501	$10,622
Jun 21	$11,870	$12,592	$10,622
Jul 21	$11,857	$12,719	$10,622
Aug 21	$11,902	$12,710	$10,623
Sep 21	$11,852	$12,602	$10,623
Oct 21	$11,835	$12,591	$10,623
Nov 21	$11,780	$12,607	$10,624
Dec 21	$11,817	$12,598	$10,625
Jan 22	$11,693	$12,322	$10,624
Feb 22	$11,556	$12,154	$10,625
Mar 22	$11,472	$11,828	$10,629
Apr 22	$11,400	$11,387	$10,630
May 22	$11,379	$11,449	$10,637
Jun 22	$11,157	$11,221	$10,640
Jul 22	$11,328	$11,503	$10,645
Aug 22	$11,232	$11,204	$10,662
Sep 22	$10,948	$10,721	$10,689
Oct 22	$10,928	$10,603	$10,706
Nov 22	$11,108	$10,999	$10,740
Dec 22	$11,119	$10,961	$10,779
Jan 23	$11,362	$11,301	$10,813
Feb 23	$11,213	$11,024	$10,848
Mar 23	$11,281	$11,282	$10,895
Apr 23	$11,321	$11,351	$10,929
May 23	$11,289	$11,233	$10,972
Jun 23	$11,331	$11,216	$11,022
Jul 23	$11,422	$11,227	$11,066
Aug 23	$11,391	$11,160	$11,116
Sep 23	$11,283	$10,893	$11,167
Oct 23	$11,237	$10,730	$11,217
Nov 23	$11,554	$11,213	$11,267
Dec 23	$11,897	$11,638	$11,320
Jan 24	$11,925	$11,610	$11,368
Feb 24	$11,876	$11,471	$11,415
Mar 24	$11,995	$11,584	$11,466
Apr 24	$11,824	$11,313	$11,515
May 24	$11,962	$11,500	$11,570
Jun 24	$12,073	$11,606	$11,618
Jul 24	$12,298	$11,869	$11,670
Aug 24	$12,427	$12,044	$11,725
Sep 24	$12,577	$12,209	$11,776
Oct 24	$12,402	$11,932	$11,821
Nov 24	$12,539	$12,057	$11,866
Dec 24	$12,495	$11,875	$11,914

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Investor A Shares ...
	5.03%	2.62%	2.67%
Investor A Shares (with sales charge)...
	0.83	1.78	2.25
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 40,025,068,713
Holdings Count | Holding	7,750
Advisory Fees Paid, Amount	$ 170,029,258
InvestmentCompanyPortfolioTurnover	1117.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202265
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Investor C Shares
Trading Symbol	BSICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.68%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Investor C Shares returned 4.27%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Investor C Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$10,077	$10,190	$10,000
Feb 15	$10,123	$10,131	$10,000
Mar 15	$10,131	$10,173	$10,000
Apr 15	$10,113	$10,161	$10,001
May 15	$10,096	$10,143	$10,001
Jun 15	$10,026	$10,030	$10,001
Jul 15	$10,026	$10,088	$10,000
Aug 15	$9,975	$10,059	$10,002
Sep 15	$9,912	$10,098	$10,002
Oct 15	$9,951	$10,130	$10,001
Nov 15	$9,932	$10,093	$10,002
Dec 15	$9,867	$10,043	$10,005
Jan 16	$9,798	$10,154	$10,006
Feb 16	$9,738	$10,226	$10,008
Mar 16	$9,787	$10,351	$10,013
Apr 16	$9,861	$10,422	$10,015
May 16	$9,848	$10,430	$10,016
Jun 16	$9,894	$10,614	$10,020
Jul 16	$9,984	$10,701	$10,023
Aug 16	$10,004	$10,713	$10,025
Sep 16	$10,029	$10,715	$10,030
Oct 16	$10,038	$10,644	$10,032
Nov 16	$10,049	$10,405	$10,034
Dec 16	$10,116	$10,436	$10,038
Jan 17	$10,170	$10,472	$10,042
Feb 17	$10,238	$10,553	$10,047
Mar 17	$10,237	$10,550	$10,048
Apr 17	$10,248	$10,637	$10,055
May 17	$10,300	$10,719	$10,060
Jun 17	$10,313	$10,710	$10,069
Jul 17	$10,368	$10,764	$10,077
Aug 17	$10,401	$10,856	$10,087
Sep 17	$10,440	$10,818	$10,095
Oct 17	$10,465	$10,831	$10,104
Nov 17	$10,462	$10,815	$10,113
Dec 17	$10,502	$10,863	$10,124
Jan 18	$10,638	$10,758	$10,136
Feb 18	$10,572	$10,656	$10,146
Mar 18	$10,520	$10,710	$10,160
Apr 18	$10,477	$10,638	$10,173
May 18	$10,443	$10,696	$10,189
Jun 18	$10,409	$10,681	$10,206
Jul 18	$10,428	$10,703	$10,222
Aug 18	$10,425	$10,756	$10,240
Sep 18	$10,421	$10,710	$10,256
Oct 18	$10,375	$10,620	$10,274
Nov 18	$10,350	$10,668	$10,295
Dec 18	$10,348	$10,835	$10,314
Jan 19	$10,474	$10,984	$10,334
Feb 19	$10,491	$10,996	$10,352
Mar 19	$10,567	$11,195	$10,376
Apr 19	$10,644	$11,210	$10,395
May 19	$10,647	$11,382	$10,419
Jun 19	$10,813	$11,543	$10,442
Jul 19	$10,847	$11,578	$10,461
Aug 19	$10,880	$11,840	$10,482
Sep 19	$10,879	$11,788	$10,501
Oct 19	$10,922	$11,826	$10,521
Nov 19	$10,909	$11,824	$10,534
Dec 19	$11,024	$11,842	$10,549
Jan 20	$11,085	$12,054	$10,563
Feb 20	$11,100	$12,235	$10,579
Mar 20	$10,363	$11,996	$10,610
Apr 20	$10,611	$12,236	$10,610
May 20	$10,845	$12,350	$10,611
Jun 20	$10,989	$12,453	$10,612
Jul 20	$11,193	$12,672	$10,614
Aug 20	$11,280	$12,599	$10,615
Sep 20	$11,266	$12,576	$10,616
Oct 20	$11,264	$12,531	$10,617
Nov 20	$11,564	$12,695	$10,618
Dec 20	$11,701	$12,739	$10,619
Jan 21	$11,692	$12,659	$10,620
Feb 21	$11,739	$12,495	$10,621
Mar 21	$11,696	$12,350	$10,622
Apr 21	$11,751	$12,454	$10,622
May 21	$11,776	$12,501	$10,622
Jun 21	$11,790	$12,592	$10,622
Jul 21	$11,770	$12,719	$10,622
Aug 21	$11,808	$12,710	$10,623
Sep 21	$11,752	$12,602	$10,623
Oct 21	$11,728	$12,591	$10,623
Nov 21	$11,666	$12,607	$10,624
Dec 21	$11,696	$12,598	$10,625
Jan 22	$11,566	$12,322	$10,624
Feb 22	$11,436	$12,154	$10,625
Mar 22	$11,333	$11,828	$10,629
Apr 22	$11,267	$11,387	$10,630
May 22	$11,241	$11,449	$10,637
Jun 22	$11,003	$11,221	$10,640
Jul 22	$11,165	$11,503	$10,645
Aug 22	$11,064	$11,204	$10,662
Sep 22	$10,789	$10,721	$10,689
Oct 22	$10,752	$10,603	$10,706
Nov 22	$10,934	$10,999	$10,740
Dec 22	$10,938	$10,961	$10,779
Jan 23	$11,177	$11,301	$10,813
Feb 23	$11,031	$11,024	$10,848
Mar 23	$11,097	$11,282	$10,895
Apr 23	$11,137	$11,351	$10,929
May 23	$11,105	$11,233	$10,972
Jun 23	$11,146	$11,216	$11,022
Jul 23	$11,236	$11,227	$11,066
Aug 23	$11,206	$11,160	$11,116
Sep 23	$11,099	$10,893	$11,167
Oct 23	$11,054	$10,730	$11,217
Nov 23	$11,366	$11,213	$11,267
Dec 23	$11,703	$11,638	$11,320
Jan 24	$11,731	$11,610	$11,368
Feb 24	$11,682	$11,471	$11,415
Mar 24	$11,800	$11,584	$11,466
Apr 24	$11,631	$11,313	$11,515
May 24	$11,767	$11,500	$11,570
Jun 24	$11,876	$11,606	$11,618
Jul 24	$12,098	$11,869	$11,670
Aug 24	$12,224	$12,044	$11,725
Sep 24	$12,372	$12,209	$11,776
Oct 24	$12,200	$11,932	$11,821
Nov 24	$12,335	$12,057	$11,866
Dec 24	$12,291	$11,875	$11,914

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Investor C Shares ...
	4.27%	1.90%	2.08%
Investor C Shares (with sales charge)...
	3.27	1.90	2.08
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 40,025,068,713
Holdings Count | Holding	7,750
Advisory Fees Paid, Amount	$ 170,029,258
InvestmentCompanyPortfolioTurnover	1117.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202267
Shareholder Report [Line Items]
Fund Name	BlackRock Strategic Income Opportunities Portfolio
Class Name	Class K Shares
Trading Symbol	BSIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Strategic Income Opportunities Portfolio (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended December 31, 2024, the Fund's Class K Shares returned 5.39%.

  For the same period, the Bloomberg U.S. Universal Index returned 2.04% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 5.25%.

What contributed to performance?

Positive contributions to the Fund’s performance during the period were led by positions in structured products, European corporate bonds, agency mortgage-backed securities and U.S. high yield corporate bonds.

What detracted from performance?

The Fund’s positioning with respect to both U.S. and non-U.S. interest rates detracted from performance over the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Class K Shares	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
Jan 15	$10,085	$10,190	$10,000
Feb 15	$10,140	$10,131	$10,000
Mar 15	$10,157	$10,173	$10,000
Apr 15	$10,148	$10,161	$10,001
May 15	$10,139	$10,143	$10,001
Jun 15	$10,078	$10,030	$10,001
Jul 15	$10,087	$10,088	$10,000
Aug 15	$10,045	$10,059	$10,002
Sep 15	$9,980	$10,098	$10,002
Oct 15	$10,039	$10,130	$10,001
Nov 15	$10,027	$10,093	$10,002
Dec 15	$9,970	$10,043	$10,005
Jan 16	$9,910	$10,154	$10,006
Feb 16	$9,857	$10,226	$10,008
Mar 16	$9,926	$10,351	$10,013
Apr 16	$9,999	$10,422	$10,015
May 16	$10,005	$10,430	$10,016
Jun 16	$10,052	$10,614	$10,020
Jul 16	$10,162	$10,701	$10,023
Aug 16	$10,193	$10,713	$10,025
Sep 16	$10,228	$10,715	$10,030
Oct 16	$10,246	$10,644	$10,032
Nov 16	$10,256	$10,405	$10,034
Dec 16	$10,345	$10,436	$10,038
Jan 17	$10,400	$10,472	$10,042
Feb 17	$10,488	$10,553	$10,047
Mar 17	$10,497	$10,550	$10,048
Apr 17	$10,518	$10,637	$10,055
May 17	$10,571	$10,719	$10,060
Jun 17	$10,604	$10,710	$10,069
Jul 17	$10,660	$10,764	$10,077
Aug 17	$10,704	$10,856	$10,087
Sep 17	$10,766	$10,818	$10,095
Oct 17	$10,801	$10,831	$10,104
Nov 17	$10,797	$10,815	$10,113
Dec 17	$10,860	$10,863	$10,124
Jan 18	$10,999	$10,758	$10,136
Feb 18	$10,941	$10,656	$10,146
Mar 18	$10,897	$10,710	$10,160
Apr 18	$10,873	$10,638	$10,173
May 18	$10,838	$10,696	$10,189
Jun 18	$10,812	$10,681	$10,206
Jul 18	$10,853	$10,703	$10,222
Aug 18	$10,860	$10,756	$10,240
Sep 18	$10,865	$10,710	$10,256
Oct 18	$10,828	$10,620	$10,274
Nov 18	$10,801	$10,668	$10,295
Dec 18	$10,808	$10,835	$10,314
Jan 19	$10,950	$10,984	$10,334
Feb 19	$10,978	$10,996	$10,352
Mar 19	$11,078	$11,195	$10,376
Apr 19	$11,158	$11,210	$10,395
May 19	$11,182	$11,382	$10,419
Jun 19	$11,367	$11,543	$10,442
Jul 19	$11,413	$11,578	$10,461
Aug 19	$11,459	$11,840	$10,482
Sep 19	$11,468	$11,788	$10,501
Oct 19	$11,524	$11,826	$10,521
Nov 19	$11,521	$11,824	$10,534
Dec 19	$11,653	$11,842	$10,549
Jan 20	$11,728	$12,054	$10,563
Feb 20	$11,754	$12,235	$10,579
Mar 20	$10,974	$11,996	$10,610
Apr 20	$11,258	$12,236	$10,610
May 20	$11,505	$12,350	$10,611
Jun 20	$11,680	$12,453	$10,612
Jul 20	$11,895	$12,672	$10,614
Aug 20	$12,010	$12,599	$10,615
Sep 20	$12,007	$12,576	$10,616
Oct 20	$12,004	$12,531	$10,617
Nov 20	$12,345	$12,695	$10,618
Dec 20	$12,503	$12,739	$10,619
Jan 21	$12,506	$12,659	$10,620
Feb 21	$12,566	$12,495	$10,621
Mar 21	$12,531	$12,350	$10,622
Apr 21	$12,590	$12,454	$10,622
May 21	$12,639	$12,501	$10,622
Jun 21	$12,666	$12,592	$10,622
Jul 21	$12,656	$12,719	$10,622
Aug 21	$12,708	$12,710	$10,623
Sep 21	$12,660	$12,602	$10,623
Oct 21	$12,645	$12,591	$10,623
Nov 21	$12,590	$12,607	$10,624
Dec 21	$12,634	$12,598	$10,625
Jan 22	$12,506	$12,322	$10,624
Feb 22	$12,363	$12,154	$10,625
Mar 22	$12,277	$11,828	$10,629
Apr 22	$12,216	$11,387	$10,630
May 22	$12,185	$11,449	$10,637
Jun 22	$11,951	$11,221	$10,640
Jul 22	$12,138	$11,503	$10,645
Aug 22	$12,039	$11,204	$10,662
Sep 22	$11,739	$10,721	$10,689
Oct 22	$11,721	$10,603	$10,706
Nov 22	$11,917	$10,999	$10,740
Dec 22	$11,932	$10,961	$10,779
Jan 23	$12,196	$11,301	$10,813
Feb 23	$12,040	$11,024	$10,848
Mar 23	$12,116	$11,282	$10,895
Apr 23	$12,163	$11,351	$10,929
May 23	$12,132	$11,233	$10,972
Jun 23	$12,180	$11,216	$11,022
Jul 23	$12,282	$11,227	$11,066
Aug 23	$12,253	$11,160	$11,116
Sep 23	$12,139	$10,893	$11,167
Oct 23	$12,094	$10,730	$11,217
Nov 23	$12,439	$11,213	$11,267
Dec 23	$12,810	$11,638	$11,320
Jan 24	$12,845	$11,610	$11,368
Feb 24	$12,795	$11,471	$11,415
Mar 24	$12,927	$11,584	$11,466
Apr 24	$12,747	$11,313	$11,515
May 24	$12,899	$11,500	$11,570
Jun 24	$13,022	$11,606	$11,618
Jul 24	$13,269	$11,869	$11,670
Aug 24	$13,412	$12,044	$11,725
Sep 24	$13,577	$12,209	$11,776
Oct 24	$13,392	$11,932	$11,821
Nov 24	$13,558	$12,057	$11,866
Dec 24	$13,501	$11,875	$11,914

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Class K Shares ...
	5.39%	2.99%	3.05%
Bloomberg U.S. Universal Index...
	2.04	0.06	1.73
ICE BofA 3-Month U.S. Treasury Bill Index...
	5.25	2.46	1.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 40,025,068,713
Holdings Count | Holding	7,750
Advisory Fees Paid, Amount	$ 170,029,258
InvestmentCompanyPortfolioTurnover	1117.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$40,025,068,713
Number of Portfolio Holdings...
7,750
Net Investment Advisory Fees...
$170,029,258
Portfolio Turnover Rate...
1,117%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
31.2%
U.S. Government Sponsored Agency Securities...
23.2
Asset-Backed Securities...
13.6
Foreign Government Obligations...
10.5
Non-Agency Mortgage-Backed Securities...
9.5
Floating Rate Loan Interests...
4.7
Common Stocks...
1.6
Preferred Securities...
1.3
Foreign Agency Obligations...
1.1
Investment Companies...
1.0
OtherFootnote Reference(b)...
2.3
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
32.8%
AA/Aa...
4.4
A...
10.8
BBB/Baa...
14.1
BB/Ba...
11.6
B...
7.4
CCC/Caa...
1.3
CC/Ca...
0.4
C...
0.3
D...
0.0Footnote Reference(e)
N/R...
16.9
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.